UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


  /s/Ronald Sadoff            Milwaukee, WI            4/19/01
_____________________     _____________________   _______________
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             49

Form 13F Information Table Value Total:       $190,916(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.







                          RONALD SADOFF'S MAJOR TRENDS
                                    FORM 13F
                                 March 31, 2001

                           Title                                                         Voting Authority
                             of              Value  Shares/ Sh/  Put/ Invstmt   Other
      Name of Issuer       class    CUSIP   (x$1000)Prn Amt Prn  Call Dscretn Managers   Sole  Shared None
AMERICAN EXPRESS CO.        COM   025816109  13,823   7,023  SH          Sole            7,023
AMERICAN INTL GROUP         COM   026874107   8,006  33,918  SH          Sole           33,918
AMGEN                       COM   031162100     428   7,110  SH          Sole            7,110
APPLE COMPUTER              COM   037833100   2,485  47,044  SH          Sole           47,044
BAXTER INTERNATIONAL INC.   COM   071813109   9,614  36,584  SH          Sole           36,584
BEAR STEARNS COS INC.       COM   073902108     257   5,616  SH          Sole            5,616
BELLSOUTH CORP.             COM   079860102     218   5,336  SH          Sole            5,336
BIOGEN                      COM   090597105   3,023  47,750  SH          Sole           47,750
CITIGROUP                   COM   172967101  13,391  35,561  SH          Sole           35,561
DOW JONES                   COM   260561105   3,916   9,272  SH          Sole            9,272
EXXON CORP.                 COM   30231G102     450   5,556  SH          Sole            5,556
FANNIE MAE                  COM   313586109  16,618  12,157  SH          Sole           12,157
FREDDIE MAC                 COM   313400301  18,084  16,806  SH          Sole           16,806
GANNETT INC.                COM   364730101  10,642  47,128  SH          Sole           47,128
GENENTECH                   COM   368710406   3,642   6,584  SH          Sole            6,584
GENERAL MILLS               COM   370334104   6,910  29,578  SH          Sole           29,578
GENERAL MTRS CORP.          COM   370442105   3,835   8,434  SH          Sole            8,434
GOLDMAN SACHS               COM   38141G104     691   8,125  SH          Sole            8,125
GREAT ATLANTIC              COM   390064103     240  26,200  SH          Sole           26,200
INTERNATIONAL BUS MACH      COM   459200101   6,242  64,900  SH          Sole           64,900
KNIGHT RIDDER INC.          COM   499040103   2,487  46,305  SH          Sole           46,305
KROGER                      COM   501044101     551  21,350  SH          Sole           21,350
LEHMAN BROTHERS             COM   524908100   1,049  16,725  SH          Sole           16,725
MARSH & MCLENNAN            COM   571748102   5,742  60,425  SH          Sole           60,425
MCCORMICK & CO.             COM   579780206   2,765     314  SH          Sole              314
MEDIA GENERAL               COM   584404107     710  15,395  SH          Sole           15,395
MELLON FINANCIAL CORP.      COM   58551A108   5,223  63,365  SH          Sole           63,365
MERCK & CO. INC.            COM   589331107     248   3,270  SH          Sole            3,270
MERRILL LYNCH & CO. INC.    COM   590188108   3,587  64,750  SH          Sole           64,750
MORGAN STANLEY              COM   617446448   2,813  52,580  SH          Sole           52,580
NAVISTAR                    COM   63934E108     520  22,800  SH          Sole           22,800
NEW YORK TIMES CO. CL A     COM   650111107   9,667  39,348  SH          Sole           39,348
PERKINELMER INC.            COM   714046109     606  11,550  SH          Sole           11,550
PFIZER INC.                 COM   717081103     246   6,000  SH          Sole            6,000
PHARMOS CORP.               COM   717139208      34  15,000  SH          Sole           15,000
PNC FINANCIAL SERVICES      COM   693475105   5,251  11,964  SH          Sole           11,964
SAFEWAY INC. NEW            COM   786514208   3,706   1,662  SH          Sole            1,662
SBC COMMUN INC.             COM   78387G103     238   5,328  SH          Sole            5,328
SCHWAB CHARLES CP NEW       COM   808513105     575  37,275  SH          Sole           37,275
SOUTHWEST AIRLS CO.         COM   844741108   2,666  19,123  SH          Sole           19,123
ST JUDE MEDICAL INC.        COM   790849103   1,031  19,150  SH          Sole           19,150
TEKTRONIX INC.              COM   879131100   2,160  13,614  SH          Sole           13,614
TOOTSIE ROLL INDS           COM   890516107     701  15,185  SH          Sole           15,185
TRIBUNE CO. NEW             COM   896047107   4,932  55,516  SH          Sole           55,516
UNISYS                      COM   909214108     396  28,275  SH          Sole           28,275
VERIZON COMMUNICATIONS      COM   92343V104     378   7,659  SH          Sole            7,659
WASHINGTON POST             COM   939640108   9,186  15,893  SH          Sole           15,893
WEIS MKTS INC.              COM   948849104     248   7,100  SH          Sole            7,100
WHITE MOUNTAINS INS GRP     COM   G9618E107     685   2,085  SH          Sole            2,085
REPORT SUMMARY               49             190,916